Note 20 - Business Segments (Tables)	12 Months Ended
Mar. 31, 2018
Corporate and Other [Member]
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Thousands of Yen
	2016	2017	2018

Depreciation and amortization:
Network service and systems integration business	¥9,377,657	¥10,400,255	¥11,900,494
ATM operation business	543,898	493,402	464,379
Consolidated total	¥9,921,555	¥10,893,657	¥12,364,873

Segment Assets [Member]
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Thousands of Yen
	2017	2018

Segment assets:
Network service and systems integration business	¥132,756,717	¥150,229,527
ATM operation business	4,638,432	5,219,292
Elimination	-	(2,000,000)
Consolidated total	¥137,395,149	¥153,448,819

Profit or Loss [Member]
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Thousands of Yen
	2016	2017	2018

Operating income:
Network service and systems integration business	¥5,127,807	¥3,853,960	¥5,430,148
ATM operation business	1,148,922	1,437,601	1,510,176
Elimination	(136,375)	(157,254)	(178,122)
Consolidated total	¥6,140,354	¥5,134,307	¥6,762,202

Revenues [Member]
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Thousands of Yen
	2016	2017	2018

Network service and systems integration business:
Customers	¥136,759,130	¥153,738,978	¥172,019,965
Intersegment	383,058	387,178	350,155
Total	137,142,188	154,126,156	172,370,120
ATM operation business:
Customers	3,888,878	4,050,081	4,030,684
Intersegment	-	-	-
Total	3,888,878	4,050,081	4,030,684

Elimination	(383,058)	(387,178)	(350,155)
Consolidated total	¥140,648,008	¥157,789,059	¥176,050,649